Provisions for Contingent Loans Credit Risk - Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	$ 15,375,150	$ 15,008,215
Substandard	39,069	40,227
Non-performing	20,484	32,326
Total	15,434,703	15,080,768
Stage 1 - Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	5,502,166	5,328,378
Substandard
Non-performing
Total	5,502,166	5,328,378
Stage 1 - Group [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	9,569,203	9,397,036
Substandard
Non-performing
Total	9,569,203	9,397,036
Stage 2 - Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	11,305	19,936
Substandard	39,069	40,227
Non-performing
Total	50,374	60,163
Stage 2 - Group [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	292,476	262,865
Substandard
Non-performing
Total	292,476	262,865
Stage 3 - Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal
Substandard
Non-performing	13,813	24,503
Total	13,813	24,503
Stage 3 - Group [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal
Substandard
Non-performing	6,671	7,823
Total	$ 6,671	$ 7,823